Shareholders' capital - Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Shares Rollforward
Beginning balance (in shares)	683,614,803	671,960,276
Public offering (in shares)	0	2,861,709
Dividend reinvestment plan (in shares)	4,370,289	7,676,666
Exercise of share-based awards (in shares)	1,284,532	1,115,398
Conversion of convertible debentures (in shares)	1,415	754
Ending balance (in shares)	689,271,039	683,614,803